Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Raw materials	$ 9,599	$ 8,074
Work in process	4,746	2,643
Finished goods	4,476	2,786
Total inventories	$ 18,821	13,503
Gelesis
Raw materials		8,074	$ 1,213
Work in process		2,643	913
Finished goods		2,786	2,433
Consignment inventories			563
Total inventories		$ 13,503	$ 5,122